The Wright Managed Equity Trust
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260


                                  CERTIFICATION



         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Managed Equity Trust (1933 Act File No. 2-78047) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 1997, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 22 "Amendment No. 22") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 22 was filed electronically with the Commission (Accession No. 0000715165-97-000020) on April 29, 1997.

                      Wright Major Blue Chip Equities Fund
                     Wright Selected Blue Chip Equities Fund
                      Wright Junior Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund


THE WRIGHT MANAGED EQUITY TRUST



By:      /S/ ERIC G. WOODBURY
         Eric G. Woodbury
         Assistant Secretary

Date:  May 2, 1997